Portfolio of Investments (unaudited)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS—71.2%
AUSTRALIA—1.0%
USD	200	Australia and New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026 (a)(b)	$229,750
USD	113	Mineral Resources Ltd., 8.13%, 05/01/2022 (b)(c)	123,452
USD	200	Santos Finance Ltd., 4.13%, 06/14/2027 (b)(c)	210,392
USD	116	Virgin Australia Holdings Ltd., 8.13%, 05/15/2024 (b)(c)	112,955
			676,549
BAHRAIN—0.4%
USD	260	Oil and Gas Holding Co. BSCC, 7.63%, 11/07/2024 (b)	304,232

BARBADOS—0.3%
USD	210	Sagicor Finance 2015 Ltd., 8.88%, 03/02/2020 (b)(c)	217,350

BRAZIL—3.2%
USD	220	CSN Resources SA, 7.63%, 02/13/2021 (b)(c)	232,760
USD	440	GTL Trade Finance, Inc., 7.25%, 10/16/2043 (b)(c)	572,550
BRL	167	OAS Restructuring BVI Ltd., 5.00%, 03/02/2020 (d)(e)(f)	—
USD	110	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/2020 (b)	109,930
USD	602	Petrobras Global Finance BV, 5.09%, 01/15/2030 (b)	660,605
USD	482	Petrobras Global Finance BV, 6.90%, 03/19/2049	587,317
			2,163,162
CANADA—0.9%
USD	80	Bombardier, Inc., 7.50%, 03/15/2020 (b)(c)	76,900
USD	33	Bombardier, Inc., 7.88%, 04/15/2022 (b)(c)	31,266
USD	135	Clearwater Seafoods, Inc., 6.88%, 05/01/2020 (b)(c)	140,626
USD	250	Gran Tierra Energy, Inc., 7.75%, 05/23/2023 (b)(c)	242,826
USD	24	MEG Energy Corp., 7.13%, 02/01/2023 (b)(c)	23,767
USD	86	Teck Resources Ltd., 6.25%, 01/15/2041 (c)	100,321
			615,706
CHINA—3.7%
USD	200	China Evergrande Group, 10.00%, 04/11/2021 (b)(c)	186,547
USD	200	CIFI Holdings Group Co. Ltd., 6.00%, 01/16/2023 (b)(c)	194,790
USD	200	Country Garden Holdings Co. Ltd., 8.00%, 09/27/2021 (b)(c)	217,077
SGD	250	Eastern Air Overseas Hong Kong Co. Ltd., 2.80%, 11/16/2020 (b)	182,742
USD	200	Logan Property Holdings Co. Ltd., 7.50%, 02/25/2021 (b)(c)	208,028
USD	200	Scenery Journey Ltd., 13.75%, 11/06/2021 (b)(c)	203,072
USD	265	Shimao Property Holdings Ltd., 5.60%, 07/15/2023 (b)(c)	277,731
USD	200	Shimao Property Holdings Ltd., 6.13%, 02/21/2022 (b)(c)	211,047
USD	200	Sunac China Holdings Ltd., 7.95%, 08/08/2020 (b)(c)	206,782
USD	200	Tencent Holdings Ltd., 3.98%, 01/11/2029 (b)(c)	220,593
USD	200	Yingde Gases Investment Ltd., 6.25%, 01/19/2021 (b)(c)	209,105
USD	200	Zhenro Properties Group Ltd., 9.15%, 03/08/2021 (b)(c)	206,324
			2,523,838
COLOMBIA—0.9%
USD	121	Banco GNB Sudameris SA, (fixed rate to 04/03/2022, variable rate thereafter), 6.50%, 04/03/2022 (b)(c)	127,050
USD	275	Bancolombia SA, (fixed rate to 10/18/2022, variable rate thereafter), 4.88%, 10/18/2022 (c)	283,938
USD	200	Bancolombia SA, (fixed rate to 12/18/2024, variable rate thereafter), 4.63%, 12/18/2024 (c)	205,750
			616,738

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
CONGO—0.3%
USD	210	HTA Group Ltd., 9.13%, 02/10/2020 (b)(c)	$215,853

DENMARK—0.3%
USD	200	DKT Finance ApS, 9.38%, 06/17/2020 (b)(c)	213,590

ECUADOR—0.3%
USD	200	International Airport Finance SA, 12.00%, 03/15/2024 (b)	219,500

FRANCE—0.5%
EUR	100	Altice France SA, 5.88%, 02/01/2022 (b)(c)	122,688
EUR	100	Casino Guichard Perrachon SA, 4.56%, 01/25/2023 (b)	108,122
EUR	100	La Financiere Atalian SASU, 4.00%, 05/15/2020 (b)(c)	92,606
			323,416
GEORGIA—0.7%
USD	200	Bank of Georgia JSC, 6.00%, 07/26/2023 (b)	211,381
USD	250	Georgian Oil and Gas Corp. JSC, 6.75%, 04/26/2021 (b)	259,112
			470,493
GERMANY—1.2%
SGD	200	Deutsche Bank AG, 4.10%, 02/14/2021	148,256
EUR	152	Nidda Healthcare Holding GmbH, 3.50%, 09/30/2024	168,576
EUR	250	PrestigeBidCo GmbH, 6.25%, 03/02/2020 (b)(c)	286,109
EUR	106	Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 01/15/2022 (b)(c)	117,265
EUR	100	Tele Columbus AG, 3.88%, 05/02/2021 (b)(c)	107,301
			827,507
GUATEMALA—0.6%
USD	420	Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 03/02/2020 (b)(c)	428,959

HONDURAS—0.3%
USD	220	Inversiones Atlantida SA, 8.25%, 07/28/2020 (b)(c)	228,250

INDIA—4.5%
USD	420	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd., 6.25%, 12/10/2024 (b)	454,112
USD	200	Azure Power Solar Energy Pvt Ltd., 5.65%, 09/24/2022 (b)(c)	206,460
USD	200	Future Retail Ltd., 5.60%, 01/22/2023 (b)(c)	201,504
USD	200	GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024 (b)	207,108
INR	50,000	Housing Development Finance Corp. Ltd., 7.99%, 07/11/2024	717,631
INR	50,000	Indiabulls Housing Finance Ltd., 9.00%, 09/26/2026	678,187
USD	230	Muthoot Finance Ltd., 6.13%, 10/31/2022 (b)	238,147
USD	200	Neerg Energy Ltd., 6.00%, 03/02/2020 (b)(c)	202,004
USD	200	Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/2023 (b)	158,031
			3,063,184
INDONESIA—3.1%
USD	200	Medco Oak Tree Pte Ltd., 7.38%, 05/14/2023 (b)(c)	206,747
USD	200	Medco Platinum Road Pte Ltd., 6.75%, 01/30/2022 (b)(c)	204,793
USD	800	Pertamina Persero PT, 4.30%, 05/20/2023 (b)	845,061
USD	400	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042 (b)	454,000
USD	200	Sri Rejeki Isman Tbk PT, 7.25%, 10/16/2022 (b)(c)	209,379
USD	200	TBG Global Pte Ltd., 5.25%, 02/10/2021 (b)(c)	202,561
			2,122,541

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
ITALY—0.4%
USD	235	Telecom Italia Capital SA, 6.00%, 09/30/2034	$264,129

KAZAKHSTAN—1.7%
USD	640	KazMunayGas National Co. JSC, 4.75%, 04/19/2027 (b)	718,106
USD	416	Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/2026 (b)(g)	438,467
			1,156,573
LUXEMBOURG—1.8%
USD	425	Altice Financing SA, 7.50%, 05/15/2021 (b)(c)	454,197
EUR	100	Altice Luxembourg SA, 8.00%, 05/15/2022 (b)(c)	125,323
USD	200	Altice Luxembourg SA, 10.50%, 05/15/2022 (b)(c)	231,260
EUR	109	Kleopatra Holdings 1 SCA, 9.25%, 03/02/2020 (b)(c)(e)	58,879
EUR	100	LHMC Finco 2 Sarl, 7.25%, 04/02/2021 (b)(c)(e)	114,127
EUR	200	Matterhorn Telecom SA, 3.13%, 09/15/2022 (b)(c)	227,078
			1,210,864
MALAYSIA—0.5%
MYR	500	Cagamas Bhd, 4.45%, 11/25/2020	123,410
USD	200	Press Metal Labuan Ltd., 4.80%, 10/30/2020 (b)(c)	198,095
			321,505
MEXICO—2.6%
USD	470	BBVA Bancomer SA, (fixed rate to 01/17/2028, variable rate thereafter), 5.13%, 01/17/2028 (b)(c)	500,550
USD	240	Braskem Idesa SAPI, 7.45%, 11/15/2024 (b)(c)	253,080
USD	530	Petroleos Mexicanos, 7.69%, 07/23/2049 (b)(c)	582,258
USD	210	Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2021 (b)(c)	214,620
USD	224	Unifin Financiera SAB de CV, (fixed rate to 01/29/2025, variable rate thereafter), 8.88%, 01/29/2025 (a)(b)	227,338
			1,777,846
MONGOLIA—0.6%
USD	200	Mongolian Mining Corp./Energy Resources LLC, 9.25%, 04/15/2021 (b)(c)	184,949
USD	200	Trade & Development Bank of Mongolia LLC, 9.38%, 05/19/2020 (b)(h)	202,878
			387,827
NETHERLANDS—1.9%
USD	160	Cimpress PLC, 7.00%, 06/15/2021 (b)(c)	169,089
EUR	100	InterXion Holding, 4.75%, 06/15/2021 (b)(c)	118,990
EUR	139	Lincoln Financing SARL, 3.63%, 10/01/2020 (b)(c)	157,241
EUR	100	Lincoln Financing SARL, 3.88%, 04/01/2020 (b)(c)(i)	111,043
EUR	100	OCI NV, 3.13%, 11/01/2021 (b)(c)	112,857
EUR	170	UPCB Finance VII Ltd., 3.63%, 06/15/2022 (b)(c)	198,688
USD	410	Ziggo BV, 5.50%, 01/15/2022 (b)(c)	434,600
			1,302,508
NIGERIA—1.4%
USD	230	IHS Netherlands Holdco BV, 8.00%, 09/18/2022 (b)(c)	248,400
USD	220	SEPLAT Petroleum Development Co. PLC, 9.25%, 04/01/2020 (b)(c)	229,341
USD	420	United Bank for Africa PLC, 7.75%, 06/08/2022 (b)	447,223
			924,964

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
OMAN—0.4%
USD	230	Oztel Holdings SPC Ltd., 6.63%, 04/24/2028 (b)	$248,830

RUSSIA—1.6%
USD	301	Evraz PLC, 5.38%, 03/20/2023 (b)	322,612
USD	230	Gazprom PJSC Via Gaz Capital SA, 4.95%, 03/23/2027 (b)	257,868
USD	300	Gazprom PJSC Via Gaz Capital SA, 6.00%, 01/23/2021 (b)	310,338
USD	200	GTH Finance BV, 7.25%, 01/26/2023 (b)(c)	224,196
			1,115,014
SAUDI ARABIA—0.3%
USD	200	Saudi Arabian Oil Co., 4.25%, 04/16/2039 (b)	221,237

SINGAPORE—0.6%
USD	200	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2023 (b)(c)	214,630
USD	200	Parkway Pantai Ltd., (fixed rate to 07/27/2022, variable rate thereafter), 4.25%, 07/27/2022 (a)(b)	200,500
			415,130
SOUTH AFRICA—0.3%
USD	210	Liquid Telecommunications Financing PLC, 8.50%, 07/13/2020 (b)(c)	214,935

SPAIN—0.5%
USD	200	Banco Bilbao Vizcaya Argentaria SA, Series 9 (fixed rate to 03/05/2025, variable rate thereafter), 6.50%, 03/05/2025 (a)	213,000
EUR	100	Grifols SA, 2.25%, 11/15/2022 (b)(c)	113,400
			326,400
SWEDEN—0.3%
EUR	100	Intrum AB, 3.00%, 09/15/2022 (b)(c)	108,942
EUR	100	Intrum AB, 3.50%, 07/15/2022 (b)(c)	112,812
			221,754
SWITZERLAND—0.3%
USD	200	Credit Suisse Group AG, (fixed rate to 12/18/2024, variable rate thereafter), 6.25%, 12/18/2024 (a)(b)	220,489

TURKEY—0.7%
USD	209	Turkiye Vakiflar Bankasi TAO, 6.00%, 11/01/2022 (b)	213,828
USD	200	Yapi ve Kredi Bankasi AS, (fixed rate to 01/15/2024, variable rate thereafter), 13.88%, 01/15/2024 (a)(b)	237,606
			451,434
UKRAINE—1.6%
USD	220	Metinvest BV, 8.50%, 01/23/2026 (b)(c)	240,376
USD	243	MHP Lux SA, 6.95%, 04/03/2026 (b)	253,595
USD	88	Ukreximbank Via Biz Finance PLC, 9.63%, 04/27/2022 (b)(g)	92,892
UAH	12,000	Ukreximbank Via Biz Finance PLC, 16.50%, 03/02/2021 (b)	498,204
			1,085,067
UNITED ARAB EMIRATES—0.3%
USD	200	MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter), 5.50%, 09/07/2022 (a)(b)	205,000

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
UNITED KINGDOM—3.8%
GBP	100	Lloyds Bank PLC, (fixed rate to 01/22/2029, variable rate thereafter), 13.00%, 01/22/2029 (a)	$239,019
GBP	300	Moto Finance PLC, 4.50%, 03/02/2020 (b)(c)	401,894
GBP	185	Paragon Banking Group PLC (The), (fixed rate to 09/09/2021, variable rate thereafter), 7.25%, 09/09/2021 (b)(c)	261,576
GBP	150	Phoenix Group Holdings, 6.63%, 12/18/2025	234,975
GBP	135	Pinnacle Bidco PLC, 6.38%, 02/15/2021 (b)(c)	186,853
GBP	200	RAC Bond Co. PLC, 5.00%, 03/02/2020 (b)(c)	240,439
USD	200	Standard Chartered PLC, (fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023 (a)(b)	221,000
GBP	100	TalkTalk Telecom Group PLC, 5.38%, 03/02/2020 (b)(c)	133,830
USD	245	Virgin Media Finance PLC, 5.75%, 02/11/2020 (b)(c)	252,350
GBP	110	Virgin Money UK PLC, (fixed rate to 02/08/2021, variable rate thereafter), 5.00%, 02/08/2021 (b)(c)	149,236
GBP	200	Virgin Money UK PLC, (fixed rate to 12/08/2022, variable rate thereafter), 8.00%, 12/08/2022 (a)(b)	281,498
			2,602,670
UNITED STATES—27.1%
USD	229	ACI Worldwide, Inc., 5.75%, 08/15/2021 (b)(c)	245,123
USD	138	Adams Homes, Inc., 7.50%, 02/15/2022 (b)(c)	141,795
EUR	200	Adient Global Holdings Ltd., 3.50%, 05/15/2024 (b)(c)	213,071
USD	159	Alliance Data Systems Corp., 4.75%, 12/15/2021 (b)(c)	158,531
USD	80	Ally Financial, Inc., 3.88%, 04/21/2024 (c)	84,366
USD	74	Ally Financial, Inc., 5.13%, 09/30/2024	82,377
GBP	200	AMC Entertainment Holdings, Inc., 6.38%, 03/02/2020 (c)	250,346
USD	79	Apergy Corp., 6.38%, 05/01/2021 (c)	82,998
USD	53	Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 04/01/2023 (b)(c)	54,524
USD	103	ASGN, Inc., 4.63%, 05/15/2023 (b)(c)	105,060
USD	105	Banff Merger Sub, Inc., 9.75%, 09/01/2021 (b)(c)	107,735
USD	128	Bank of America Corp., (fixed rate to 09/05/2024, variable thereafter), 6.25%, 09/05/2024 (a)	142,560
USD	99	Bausch Health Americas, Inc., 8.50%, 07/31/2022 (b)(c)	111,994
USD	105	Bausch Health Cos, Inc., 7.00%, 03/15/2020 (b)(c)	108,853
EUR	120	Bausch Health Cos. Inc., 4.50%, 03/02/2020 (b)(c)	133,864
USD	30	Berry Global, Inc., 4.50%, 02/15/2021 (b)(c)	30,450
USD	198	Berry Global, Inc., 4.88%, 07/15/2022 (b)(c)	206,881
USD	240	Boyd Gaming Corp., 6.38%, 04/01/2021 (c)	255,180
USD	122	Bruin E&P Partners LLC, 8.88%, 08/01/2020 (b)(c)	78,538
USD	196	Builders FirstSource, Inc., 5.63%, 02/18/2020 (b)(c)	203,291
USD	6	Builders FirstSource, Inc., 6.75%, 06/01/2022 (b)(c)	6,571
USD	150	Calpine Corp., 5.25%, 06/01/2021 (b)(c)	154,890
USD	380	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 02/15/2021 (b)(c)	398,749
USD	109	Cedar Fair LP, 5.25%, 07/15/2024 (b)(c)	114,995
USD	23	Centene Corp., 4.25%, 12/15/2022 (b)(c)	23,978
USD	39	Centene Corp., 4.63%, 12/15/2024 (b)(c)	41,921
USD	125	Century Communities, Inc., 5.88%, 07/15/2020 (c)	131,250
USD	100	CenturyLink, Inc., 5.13%, 12/15/2022 (b)(c)	103,000
USD	100	CenturyLink, Inc., 5.63%, 04/01/2020	100,375
USD	374	Cheniere Corpus Christi Holdings LLC, 5.88%, 10/02/2024 (c)	424,004
USD	90	Cheniere Energy Partners LP, 5.25%, 10/01/2020 (c)	92,700
USD	35	Chesapeake Energy Corp., 11.50%, 01/01/2022 (b)(c)	28,165
USD	112	Clean Harbors, Inc., 4.88%, 07/15/2022 (b)(c)	117,869
USD	16	Clean Harbors, Inc., 5.13%, 07/15/2024 (b)(c)	17,040
USD	240	Cogent Communications Group, Inc., 5.38%, 12/01/2021 (b)(c)	250,200
USD	28	Colfax Corp., 6.38%, 02/15/2022 (b)(c)	30,065

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	167	CommScope, Inc., 6.00%, 03/01/2022 (b)(c)	$175,142
USD	115	Consolidated Communications, Inc., 6.50%, 03/02/2020 (c)	109,753
USD	136	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.63%, 05/01/2022 (b)(c)	136,857
USD	18	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 04/01/2020 (c)	18,275
EUR	265	Crown European Holdings SA, 3.38%, 11/15/2024 (b)(c)	319,999
USD	200	CSC Holdings LLC, 6.50%, 02/01/2024 (b)(c)	222,220
USD	200	CSC Holdings LLC, 10.88%, 10/15/2020 (b)(c)	221,540
USD	173	Cumulus Media New Holdings, Inc., 6.75%, 07/01/2022 (b)(c)	181,866
USD	95	DaVita, Inc., 5.13%, 02/18/2020 (c)	97,137
USD	240	Dell International LLC / EMC Corp., 5.30%, 07/01/2029 (b)(c)	276,252
USD	50	Dell International LLC / EMC Corp., 5.88%, 02/18/2020 (b)(c)	50,500
USD	55	Dell International LLC / EMC Corp., 6.02%, 03/15/2026 (b)(c)	64,225
USD	135	Delta Air Lines, Inc., 3.75%, 07/28/2029 (c)	136,093
USD	150	Delta Air Lines, Inc., 4.38%, 01/19/2028 (c)	159,283
USD	145	DISH DBS Corp., 5.00%, 03/15/2023	147,178
USD	180	DISH DBS Corp., 5.88%, 07/15/2022	189,000
USD	81	Encompass Health Corp., 4.50%, 02/01/2023 (c)	83,433
USD	37	Encompass Health Corp., 4.75%, 02/01/2025 (c)	38,480
USD	135	Encompass Health Corp., 5.13%, 03/02/2020 (c)	137,025
EUR	100	Energizer Gamma Acquisition BV, 4.63%, 07/15/2021 (b)(c)	115,758
USD	108	Energy Transfer Operating LP, (fixed rate to 05/15/2025, variable rate thereafter), 6.75%, 05/15/2025 (a)	108,108
USD	75	Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 11/15/2021 (b)(c)	80,008
USD	113	ESH Hospitality, Inc., 4.63%, 10/01/2022 (b)(c)	113,565
USD	116	Fair Isaac Corp., 4.00%, 12/15/2022 (b)(c)	118,030
USD	85	GCI LLC, 6.63%, 06/15/2021 (b)(c)	91,587
USD	85	GCI LLC, 6.88%, 04/15/2020 (c)	88,719
USD	142	General Motors Financial Co., Inc., (fixed rate to 09/30/2027, variable rate thereafter), 5.75%, 09/30/2027 (a)	142,923
USD	90	GLP Capital LP / GLP Financing II, Inc., 5.38%, 08/01/2023 (c)	98,861
USD	322	Goldman Sachs Group, Inc. (The), (fixed rate to 05/10/2020, variable rate thereafter), 5.38%, 05/10/2020 (a)	324,399
USD	170	Gray Television, Inc., 7.00%, 05/15/2022 (b)(c)	185,096
USD	114	HCA, Inc., 5.88%, 08/15/2025 (c)	130,957
USD	115	HCA, Inc., 7.50%, 02/15/2022	126,234
USD	195	Huntsman International LLC, 4.50%, 02/01/2029 (c)	212,445
EUR	179	International Game Technology PLC, 3.50%, 06/15/2022 (b)(c)	208,942
EUR	100	IQVIA, Inc., 2.25%, 07/15/2022 (b)(c)	112,523
USD	140	Iron Mountain, Inc., 5.25%, 12/27/2022 (b)(c)	146,300
USD	212	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 07/15/2020 (b)(c)	223,660
USD	180	JPMorgan Chase & Co., (fixed rate to 11/01/2022, variable rate thereafter), 4.63%, 11/01/2022 (a)	183,424
USD	60	Lennar Corp., 4.50%, 01/31/2024 (c)	64,050
USD	145	Lennar Corp., 4.75%, 05/29/2027 (c)	160,587
USD	185	Lennar Corp., 4.88%, 09/15/2023 (c)	198,412
USD	67	Live Nation Entertainment, Inc., 4.75%, 10/15/2022 (b)(c)	68,930
USD	86	M/I Homes, Inc., 4.95%, 02/01/2023 (b)(c)	88,580
USD	170	MDC Holdings, Inc., 6.00%, 10/15/2042 (c)	189,232
USD	243	Meredith Corp., 6.88%, 02/01/2021 (c)	250,073
USD	161	MGM Resorts International, 4.63%, 06/01/2026 (c)	168,705
USD	77	Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2022 (b)(c)	81,427

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	190	Morgan Stanley, (fixed rate to 07/15/2020, variable rate thereafter), 5.55%, 07/15/2020 (a)	$192,707
USD	142	Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2021 (b)(c)	104,192
GBP	110	MPT Operating Partnership LP / MPT Finance Corp., 2.55%, 11/05/2023 (c)	149,362
GBP	145	MPT Operating Partnership LP / MPT Finance Corp., 3.69%, 04/06/2028 (c)	203,606
USD	32	Nabors Industries Ltd., 7.25%, 07/15/2022 (b)(c)	31,963
USD	13	Nabors Industries, Inc., 4.63%, 09/15/2021	13,000
USD	145	Navient Corp., 5.50%, 01/25/2023	151,525
USD	61	Navient Corp., 6.50%, 06/15/2022	64,813
USD	95	Netflix, Inc., 5.88%, 11/15/2028	106,984
USD	145	Netflix, Inc., 6.38%, 05/15/2029	169,287
USD	159	New Enterprise Stone & Lime Co., Inc., 10.13%, 03/02/2020 (b)(c)	166,552
USD	54	Novelis Corp., 4.75%, 01/30/2025 (b)(c)	54,238
USD	165	Novelis Corp., 5.88%, 09/30/2021 (b)(c)	174,900
USD	54	NRG Energy, Inc., 5.25%, 06/15/2024 (b)(c)	58,193
USD	60	NRG Energy, Inc., 7.25%, 05/15/2021 (c)	64,951
USD	250	Oasis Petroleum, Inc., 6.88%, 03/02/2020 (c)	237,441
USD	140	OI European Group BV, 4.00%, 12/15/2022 (b)(c)	142,100
USD	147	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2025 (b)(c)	151,410
USD	210	Parsley Energy LLC / Parsley Finance Corp., 5.63%, 10/15/2022 (b)(c)	221,025
USD	174	Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2022 (b)(c)	162,690
USD	55	Post Holdings, Inc., 5.00%, 08/15/2021 (b)(c)	56,788
USD	102	Post Holdings, Inc., 5.00%, 08/15/2021 (b)(c)	105,315
USD	125	Qwest Capital Funding, Inc., 6.88%, 07/15/2028	127,812
USD	125	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	131,250
USD	377	Sabine Pass Liquefaction LLC, 5.63%, 12/01/2024 (c)	428,808
USD	84	Select Medical Corp., 6.25%, 08/15/2022 (b)(c)	90,622
USD	24	Sirius XM Radio, Inc., 5.38%, 04/15/2020 (b)(c)	24,752
USD	125	Sirius XM Radio, Inc., 5.50%, 07/01/2024 (b)(c)	134,519
USD	150	Six Flags Entertainment Corp., 4.88%, 03/02/2020 (b)(c)	153,187
USD	140	SM Energy Co., 6.75%, 09/15/2021 (c)	127,128
USD	364	Sprint Corp., 7.88%, 09/15/2023	386,710
USD	170	Staples, Inc., 7.50%, 04/15/2022 (b)(c)	174,148
USD	85	Staples, Inc., 10.75%, 04/15/2022 (b)(c)	86,385
USD	140	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2020 (b)(c)	134,400
USD	100	T-Mobile USA, Inc., 6.50%, 01/15/2021 (c)	106,645
USD	109	TEGNA, Inc., 4.63%, 03/15/2023 (b)(c)	109,545
USD	309	Tenet Healthcare Corp., 4.63%, 07/15/2020 (c)	316,725
USD	65	Tenet Healthcare Corp., 6.25%, 02/01/2022 (b)(c)	68,744
USD	114	USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2022 (c)	118,834
USD	187	Valvoline, Inc., 5.50%, 03/02/2020 (c)	193,779
USD	28	VICI Properties LP / VICI Note Co., Inc., 3.50%, 02/15/2022 (b)(c)	28,427
USD	28	VICI Properties LP / VICI Note Co., Inc., 3.75%, 02/15/2023 (b)(c)	28,140
USD	85	VICI Properties LP / VICI Note Co., Inc., 4.13%, 02/15/2025 (b)(c)	86,088
USD	215	Viking Cruises Ltd., 6.25%, 05/15/2020 (b)(c)	220,734
USD	17	Viper Energy Partners LP, 5.38%, 11/01/2022 (b)(c)	17,723
USD	105	Vistra Energy Corp., 5.88%, 03/02/2020 (c)	106,840
USD	21	Western Midstream Operating LP, 3.10%, 01/01/2025 (c)	21,123
USD	33	Western Midstream Operating LP, 4.05%, 11/01/2029 (c)	32,894
USD	22	Western Midstream Operating LP, 4.50%, 12/01/2027 (c)	22,212
USD	138	Western Midstream Operating LP, 4.75%, 05/15/2028 (c)	141,657

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	38	WPX Energy, Inc., 4.50%, 01/15/2025 (c)	$38,236
USD	40	WPX Energy, Inc., 5.25%, 10/15/2022 (c)	41,800
USD	68	WPX Energy, Inc., 5.75%, 06/01/2021 (c)	71,230
USD	66	WPX Energy, Inc., 8.25%, 06/01/2023 (c)	76,148
USD	115	Wyndham Destinations, Inc., 5.40%, 02/01/2024 (c)	122,762
USD	110	Wyndham Destinations, Inc., 6.35%, 07/01/2025 (c)	123,269
			18,555,420
ZAMBIA—0.3%
USD	230	First Quantum Minerals Ltd., 7.50%, 04/01/2020 (b)(c)	226,550
		Total Corporate Bonds — 71.2% (cost $47,440,680)	48,687,014

GOVERNMENT BONDS—66.5%
ARMENIA—0.7%
USD	450	Republic of Armenia International Bond, 3.95%, 09/26/2029 (b)	454,376

AUSTRALIA—5.1%
AUD	2,300	Queensland Treasury Corp., 3.25%, 07/21/2028 (b)	1,779,789
AUD	2,200	Treasury Corp. of Victoria, 6.00%, 10/17/2022	1,676,572
			3,456,361
BAHRAIN—2.1%
USD	660	Bahrain Government International Bond, 5.63%, 09/30/2031 (b)	702,903
USD	430	Bahrain Government International Bond, 7.00%, 01/26/2026 (b)	503,057
USD	200	CBB International Sukuk Co. 5 Spc, 5.62%, 02/12/2024 (b)	215,074
			1,421,034
BRAZIL—3.4%
BRL	4,760	Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	1,347,769
USD	410	Brazilian Government International Bond, 2.63%, 01/05/2023	415,744
USD	400	Brazilian Government International Bond, 7.13%, 01/20/2037	528,404
			2,291,917
COLOMBIA—0.9%
USD	400	Colombia Government International Bond, 4.50%, 10/28/2025 (c)	440,952
USD	120	Colombia Government International Bond, 7.38%, 09/18/2037	176,100
			617,052
COSTA RICA—1.7%
USD	910	Costa Rica Government International Bond, 4.25%, 01/26/2023 (b)	920,238
USD	230	Costa Rica Government International Bond, 7.16%, 03/12/2045 (b)	247,022
			1,167,260
DOMINICAN REPUBLIC—3.0%
USD	210	Dominican Republic International Bond, 5.50%, 01/27/2025 (b)	224,700
USD	210	Dominican Republic International Bond, 5.88%, 04/18/2024 (b)(g)	225,120
USD	100	Dominican Republic International Bond, 6.88%, 01/29/2026 (b)	114,150
USD	870	Dominican Republic International Bond, 8.63%, 04/20/2027 (b)(g)	1,054,875
DOP	23,300	Dominican Republic International Bond, 9.75%, 06/05/2026 (b)	443,820
			2,062,665
ECUADOR—2.4%
USD	840	Ecuador Government International Bond, 8.75%, 06/02/2023 (b)	783,300
USD	460	Ecuador Government International Bond, 9.50%, 03/27/2030 (b)	394,450
USD	500	Ecuador Government International Bond, 10.75%, 01/31/2029 (b)	453,750
			1,631,500

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
EGYPT—3.1%
EGP	3,700	Egypt Government Bond, 16.00%, 06/11/2022	$242,650
USD	405	Egypt Government International Bond, 7.60%, 03/01/2029 (b)	453,316
USD	860	Egypt Government International Bond, 7.90%, 02/21/2048 (b)	928,800
EGP	8,300	Egypt Treasury Bills, Zero Coupon, 04/28/2020	508,509
			2,133,275
EL SALVADOR—1.8%
USD	440	El Salvador Government International Bond, 5.88%, 01/30/2025 (b)	472,780
USD	640	El Salvador Government International Bond, 7.65%, 06/15/2035 (b)	744,000
			1,216,780
GHANA—0.6%
USD	420	Ghana Government International Bond, 7.63%, 05/16/2029 (b)(g)	427,955

INDONESIA—6.3%
USD	940	Indonesia Government International Bond, 4.13%, 01/15/2025 (b)	1,015,273
USD	1,000	Indonesia Government International Bond, 5.13%, 01/15/2045 (b)	1,222,298
IDR	8,400,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	614,421
IDR	3,800,000	Indonesia Treasury Bond, 6.50%, 06/15/2025	284,548
IDR	15,200,000	Indonesia Treasury Bond, 8.13%, 05/15/2024	1,203,522
			4,340,062
JAMAICA—0.8%
USD	400	Jamaica Government International Bond, 7.88%, 07/28/2045	546,000

KAZAKHSTAN—2.3%
USD	520	Kazakhstan Government International Bond, 3.88%, 10/14/2024 (b)	560,953
USD	681	Kazakhstan Government International Bond, 6.50%, 07/21/2045 (b)	1,016,572
			1,577,525
KENYA—1.6%
USD	200	Kenya Government International Bond, 6.88%, 06/24/2024 (b)	216,724
USD	420	Kenya Government International Bond, 6.88%, 06/24/2024 (b)	455,120
USD	410	Kenya Government International Bond, 8.25%, 02/28/2048 (b)	441,279
			1,113,123
MALAYSIA—2.3%
MYR	4,100	Malaysia Government Bond, 3.96%, 09/15/2025	1,047,985
MYR	2,000	Malaysia Government Bond, 4.23%, 06/30/2031	531,573
			1,579,558
MEXICO—0.3%
MXN	4,600	Mexican Bonos, 5.75%, 03/05/2026	233,129

NEW ZEALAND—4.4%
NZD	3,800	New Zealand Government Bond, 4.50%, 04/15/2027 (b)	3,008,647

NIGERIA—1.6%
NGN	160,000	Nigeria Government Bond, 14.50%, 07/15/2021	484,578
USD	200	Nigeria Government International Bond, 7.14%, 02/23/2030 (b)	205,754
USD	200	Nigeria Government International Bond, 7.63%, 11/28/2047 (b)	194,580
USD	200	Nigeria Government International Bond, 7.88%, 02/16/2032 (b)	209,100
			1,094,012
OMAN—1.3%
USD	460	Oman Government International Bond, 6.00%, 08/01/2029 (b)	480,783
USD	430	Oman Government International Bond, 6.75%, 01/17/2048 (b)	428,521
			909,304

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
PARAGUAY—0.3%
USD	200	Paraguay Government International Bond, 5.00%, 04/15/2026 (b)	$222,000

PERU—1.6%
PEN	1,485	Peru Government Bond, 6.15%, 08/12/2032 (b)	509,094
PEN	1,580	Peruvian Government International Bond, 6.95%, 08/12/2031 (b)	574,700
			1,083,794
PHILIPPINES—0.8%
PHP	23,960	Philippine Government Bond, 6.25%, 03/22/2028	529,132

QATAR—1.4%
USD	540	Qatar Government International Bond, 4.82%, 03/14/2049 (b)	687,825
USD	217	Qatar Government International Bond, 5.10%, 04/23/2048 (b)	286,922
			974,747
ROMANIA—2.6%
USD	1,620	Romanian Government International Bond, 4.88%, 01/22/2024 (b)	1,788,509

RUSSIA—4.7%
RUB	86,474	Russian Federal Bond - OFZ, 7.05%, 01/19/2028	1,436,060
RUB	26,000	Russian Federal Bond - OFZ, 7.70%, 03/23/2033	457,722
RUB	25,200	Russian Federal Bond - OFZ, 8.15%, 02/03/2027	441,963
USD	800	Russian Foreign Bond - Eurobond, 4.75%, 05/27/2026 (b)	903,600
			3,239,345
RWANDA—0.9%
USD	350	Rwanda International Government Bond, 6.63%, 05/02/2023 (b)	376,858
USD	200	Rwanda International Government Bond,, 6.63%, 05/02/2023 (b)	215,348
			592,206
SAUDI ARABIA—0.7%
USD	410	Saudi Government International Bond, 4.38%, 04/16/2029 (b)	467,792

SENEGAL—0.5%
USD	330	Senegal Government International Bond, 8.75%, 05/13/2021 (b)	355,315

SOUTH AFRICA—1.6%
USD	1,030	Republic of South Africa Government International Bond, 4.88%, 04/14/2026	1,079,279

SOUTH KOREA—0.4%
KRW	300,000	Korea Treasury Bond, 1.88%, 06/10/2029	258,235

SRI LANKA—0.3%
USD	200	Sri Lanka Government International Bond, 7.85%, 03/14/2029 (b)	202,992

TANZANIA—0.0%
USD	22	Tanzania Government International Bond, 7.99%, 03/09/2020 (b)(g)(i)	22,338

TURKEY—1.0%
USD	630	Turkey Government International Bond, 6.00%, 03/25/2027	666,225

UKRAINE—3.2%
EUR	400	Ukraine Government International Bond, 6.75%, 06/20/2026 (b)	513,889
USD	1,510	Ukraine Government International Bond, 7.75%, 09/01/2025 (b)	1,698,780
			2,212,669

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
URUGUAY—0.8%
USD	50	Uruguay Government International Bond, 4.38%, 10/27/2027 (g)	$56,150
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036 (g)	224,475
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033	252,450
			533,075
		Total Government Bonds — 66.5% (cost $43,849,569)	45,509,188
LONG-TERM INVESTMENT—0.0%
WARRANT—0.0%
BRL	61	OAS S.A., Zero Coupon, (d)(f)(j)	—
		Total Long-Term Investments — —% (cost $113,399)	—
COMMON STOCKS—0.0%
UNITED STATES—0.0%
USD	657	Cenveo Enterprises, Inc.(d)(f)(k)(l)	7,884
		Total Common Stocks — —% (cost $17,410)	7,884
SHORT-TERM INVESTMENT—3.4%
UNITED STATES—3.4%
USD	2,293,806	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.52%(m)	2,293,806
		Total Short-Term Investment — 3.4% (cost $2,293,806)	2,293,806
		Total Investments — 141.1% (cost $93,714,864)	96,497,892
		Liabilities in Excess of Other Assets — (41.1)%	(28,117,318)
		Net Assets—100.0%	$68,380,574

(a)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(b)	Denotes a restricted security.
(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	Level 3 security. See Note (a) of the accompanying Notes to Portfolio of Investments.
(e)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(f)	Illiquid security.
(g)	Sinkable security.
(h)	This security is government guaranteed.
(i)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Non-income producing security.
(k)	Security is Delisted.
(l)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.
(m)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2020.

AUD—Australian Dollar

BRL—Brazilian Real

CNH—Chinese Yuan Renminbi Offshore

CNY—Chinese Yuan Renminbi

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

DOP—Dominican Peso

EGP—Egyptian Pound

EUR—Euro Currency

GBP—British Pound Sterling

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NGN—Nigerian Naira

NZD—New Zealand Dollar

PEN—Peruvian Sol

PHP—Philippine Peso

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwan Dollar

UAH—Ukraine hryvna

USD—U.S. Dollar

At January 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
02/20/2020	Barclays Bank plc	GBP	160,000	USD	208,346	$211,362	$3,016
02/20/2020	UBS AG	GBP	58,000	USD	75,624	76,619	995
Chinese Renminbi/United States Dollar
04/09/2020	UBS AG	CNY	625,977	USD	90,000	89,305	(695)
Chiinese Yuan Renminbi Offshore/United States Dollar
04/09/2020	Royal Bank Of Canada (UK)	CNH	16,224,466	USD	2,329,837	2,313,361	(16,476)
Euro/United States Dollar
02/20/2020	UBS AG	EUR	15,000	USD	16,769	16,652	(117)
Indian Rupee/United States Dollar
03/03/2020	Royal Bank Of Canada (UK)	INR	28,567,240	USD	400,000	397,918	(2,082)
Philippine Peso/United States Dollar
04/13/2020	Citibank N.A.	PHP	7,136,640	USD	140,000	139,510	(490)
04/13/2020	UBS AG	PHP	9,723,060	USD	190,000	190,071	71
Singapore Dollar/United States Dollar
03/05/2020	Citibank N.A.	SGD	1,830,000	USD	1,342,422	1,341,169	(1,253)
South Korean Won/United States Dollar
02/28/2020	Citibank N.A.	KRW	2,858,358,500	USD	2,450,000	2,390,222	(59,778)
Thai Baht/United States Dollar
02/14/2020	Citibank N.A.	THB	55,066,000	USD	1,824,633	1,761,106	(63,527)
						$8,927,295	$(140,336)

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2020

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
04/24/2020	Citibank N.A.	USD	4,252,146	AUD	6,200,000	$4,156,462	$95,684
United States Dollar/British Pound
02/20/2020	Barclays Bank plc	USD	130,623	GBP	100,000	132,101	(1,478)
02/20/2020	Citibank N.A.	USD	75,822	GBP	58,000	76,619	(797)
02/20/2020	UBS AG	USD	2,794,306	GBP	2,139,000	$2,825,645	$(31,339)
United States Dollar/Euro
02/20/2020	Royal Bank Of Canada (UK)	USD	117,135	EUR	106,000	117,673	(538)
02/20/2020	UBS AG	USD	3,411,066	EUR	3,066,000	3,403,623	7,443
United States Dollar/Indian Rupee
03/03/2020	Citibank N.A.	USD	400,000	INR	28,840,000	401,717	(1,717)
United States Dollar/Indonesian Rupiah
02/12/2020	Royal Bank Of Canada (UK)	USD	950,000	IDR	13,399,750,000	970,797	(20,797)
United States Dollar/Malaysian Ringgit
02/14/2020	BNP Paribas S.A.	USD	459,332	MYR	1,890,650	461,212	(1,880)
United States Dollar/New Taiwan Dollar
02/21/2020	UBS AG	USD	300,000	TWD	9,086,100	299,429	571
United States Dollar/New Zealand Dollar
04/24/2020	Citibank N.A.	USD	1,848,149	NZD	2,800,000	1,811,752	36,397
United States Dollar/Philippine Peso
04/13/2020	Citibank N.A.	USD	550,000	PHP	27,866,850	544,753	5,247
United States Dollar/South Korean Won
02/28/2020	UBS AG	USD	399,999	KRW	467,324,000	390,786	9,213
United States Dollar/Thai Baht
02/14/2020	Citibank N.A.	USD	75,000	THB	2,271,008	72,631	2,369
						$15,665,200	$98,378

* Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2020, the Company held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Long Contract Positions
United States Treasury Note 6%–10 year	41	03/20/2020	$5,277,251	$5,397,906	$120,655
					$120,655

At January 31, 2020, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Depreciation
USD	16,500,000	10/25/2027	Citibank	Receive	3-month LIBOR Index	2.36%	$—	$(1,261,928)
USD	700,000	07/23/2029	Citibank	Receive	3-month LIBOR Index	1.97%	—	(32,437)
USD	12,100,000	11/04/2024	Citibank	Receive	3-month LIBOR Index	2.44%	—	(634,250)
							$—	$(1,928,615)

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2020

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes at lower prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a "government money market fund" pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9-, and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Global Income Fund, Inc.